Annual Total Returns (Vanguard Tax-Managed Growth and Income Fund - Admiral Shares Retail) (Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Growth and Income Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Tax-Managed Growth and Income Fund | Vanguard Tax-Managed Growth and Income Fund - Admiral Shares
Annual Total Return
2013	32.25%
2012	15.91%
2011	2.00%
2010	14.99%
2009	26.54%
2008	(37.00%)
2007	5.47%
2006	15.77%
2005	4.93%
2004	10.87%